Taxes on Income (Details) - Schedule of income (loss) before income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Loss Before Income Tax Abstract
Domestic	$ (58,085)	$ 10,334	$ (6,926)
Foreign	1,585	5,058	3,695
Income (loss) before income taxes	$ (56,500)	$ 15,392	$ (3,231)